Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Changes in the accumulated other comprehensive (loss) income balances, net of related tax effects
Foreign currency translation, Beginning balance	$ 161		$ 155		$ 38
Foreign currency translation, Period change	(28)		6		117
Foreign currency translation, Ending balance	133		161		155
Unrealized gains (losses) on hedging instruments, Beginning balance	10		5		5
Unrealized gains (losses) on hedging instruments, Period change	(10)	[1]	5	[1]
Unrealized gains (losses) on hedging instruments, Ending balance			10		5
Unrecognized gains (losses) and prior service cost, net, Beginning balance	(427)		(326)		(375)
Unrecognized gains (losses) and prior service cost, net, Period change	(160)		(101)		49
Unrecognized gains (losses) and prior service cost, net, Ending balance	(587)		(427)		(326)
Total accumulated other comprehensive (loss) income, Beginning balance	(454)		(256)		(166)	(332)
Total accumulated other comprehensive (loss) income, Period change	(198)		(90)		166
Total accumulated other comprehensive (loss) income, Ending balance	$ (454)		$ (256)		$ (166)	$ (332)

[1]	Net of income tax benefit of $7 in 2011, and income taxes of $4 in 2010